Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT3-0926
1.9901437.105
Common Stocks - 99.9%
	Shares	Value ($)
JAPAN - 99.9%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.6%
NTT Inc	3,938,100	3,774,723
Entertainment - 1.6%
Capcom Co Ltd	34,800	874,189
Konami Group Corp	12,700	1,636,008
Nexon Co Ltd	39,000	611,226
Nintendo Co Ltd	142,900	6,816,640
Toho Co Ltd/Tokyo	69,000	662,590
		10,600,653
Interactive Media & Services - 0.1%
LY Corp	336,400	937,293
Wireless Telecommunication Services - 4.2%
KDDI Corp	382,800	7,052,599
SoftBank Corp	3,757,600	5,274,084
SoftBank Group Corp	484,800	15,100,312
		27,426,995
TOTAL COMMUNICATION SERVICES		42,739,664
Consumer Discretionary - 15.3%
Automobile Components - 1.8%
Aisin Corp	59,300	817,551
Bridgestone Corp	139,400	3,442,544
Denso Corp	209,100	2,567,519
Sumitomo Electric Industries Ltd	373,300	4,940,662
		11,768,276
Automobiles - 5.2%
Honda Motor Co Ltd	473,600	4,773,709
Isuzu Motors Ltd	67,700	1,010,054
Nissan Motor Co Ltd (c)	303,600	640,984
Subaru Corp	67,700	1,152,419
Suzuki Motor Corp	205,200	2,678,589
Toyota Motor Corp	1,237,600	23,421,188
Yamaha Motor Co Ltd	116,300	972,836
		34,649,779
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	249,000	1,395,003
Rakuten Group Inc (c)	184,300	960,968
Ryohin Keikaku Co Ltd	66,000	1,731,199
		4,087,170
Hotels, Restaurants & Leisure - 0.5%
Oriental Land Co Ltd/Japan	141,100	2,816,307
Zensho Holdings Co Ltd	12,100	755,543
		3,571,850
Household Durables - 4.2%
Panasonic Holdings Corp	304,500	8,051,731
Sekisui House Ltd	78,000	1,707,598
Sony Group Corp	763,000	17,830,451
		27,589,780
Leisure Products - 0.5%
Bandai Namco Holdings Inc	65,800	1,906,175
Shimano Inc	9,300	1,173,941
		3,080,116
Specialty Retail - 2.1%
Fast Retailing Co Ltd	24,900	12,192,766
Nitori Holdings Co Ltd	50,400	813,103
Sanrio Co Ltd	125,100	1,003,817
		14,009,686
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	88,740	2,616,449
TOTAL CONSUMER DISCRETIONARY		101,373,106
Consumer Staples - 3.8%
Beverages - 0.6%
Asahi Group Holdings Ltd	183,700	1,917,131
Kirin Holdings Co Ltd	101,200	1,872,175
Suntory Beverage & Food Ltd	16,200	469,671
		4,258,977
Consumer Staples Distribution & Retail - 0.9%
Aeon Co Ltd	281,700	2,416,907
Seven & i Holdings Co Ltd	246,600	3,269,946
		5,686,853
Food Products - 0.7%
Ajinomoto Co Inc	111,700	3,444,648
Kikkoman Corp	88,600	912,488
		4,357,136
Household Products - 0.1%
Unicharm Corp	139,800	886,745
Personal Care Products - 0.5%
Kao Corp	118,500	2,435,896
Shiseido Co Ltd	52,200	1,031,140
		3,467,036
Tobacco - 1.0%
Japan Tobacco Inc	143,700	6,407,136
TOTAL CONSUMER STAPLES		25,063,883
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings Inc	335,800	2,773,215
Idemitsu Kosan Co Ltd	101,000	826,839
Inpex Corp	115,100	2,652,902
TOTAL ENERGY		6,252,956
Financials - 19.6%
Banks - 12.4%
Chiba Bank Ltd/The	70,900	1,152,484
Japan Post Bank Co Ltd	233,471	4,514,193
Mitsubishi UFJ Financial Group Inc	1,394,900	31,157,181
Mizuho Financial Group Inc	308,900	16,014,674
Resona Holdings Inc	271,200	3,677,692
Sumitomo Mitsui Financial Group Inc	474,900	20,405,948
Sumitomo Mitsui Trust Group Inc	328,400	3,376,833
Yokohama Financial Group Inc	127,100	1,446,755
		81,745,760
Capital Markets - 1.3%
Daiwa Securities Group Inc	163,900	1,833,491
Japan Exchange Group Inc	124,600	1,694,947
Nomura Holdings Inc	383,100	3,706,300
SBI Holdings Inc	69,100	1,304,490
		8,539,228
Financial Services - 1.0%
Mitsubishi HC Capital Inc	114,900	1,057,907
ORIX Corp	143,100	5,775,424
		6,833,331
Insurance - 4.9%
Daiichi Life Group Inc	449,300	5,417,376
Japan Post Holdings Co Ltd	220,000	3,254,760
Japan Post Insurance Co Ltd	69,200	761,968
MS&AD Insurance Group Holdings Inc	155,900	4,799,159
Sompo Holdings Inc	106,800	4,741,561
T&D Holdings Inc	57,400	1,809,009
Tokio Marine Holdings Inc	233,600	11,905,751
		32,689,584
TOTAL FINANCIALS		129,807,903
Health Care - 5.4%
Health Care Equipment & Supplies - 1.6%
Hoya Corp	44,200	6,758,933
Olympus Corp	138,300	1,580,683
Terumo Corp	174,000	2,552,562
		10,892,178
Pharmaceuticals - 3.8%
Astellas Pharma Inc	224,500	3,083,464
Chugai Pharmaceutical Co Ltd	87,700	3,805,422
Daiichi Sankyo Co Ltd	222,700	3,599,175
Eisai Co Ltd	33,200	998,087
Kyowa Kirin Co Ltd	31,000	497,628
Otsuka Holdings Co Ltd	55,000	3,813,669
Shionogi & Co Ltd	98,800	1,786,432
Takeda Pharmaceutical Co Ltd	207,800	7,134,946
		24,718,823
TOTAL HEALTH CARE		35,611,001
Industrials - 24.2%
Building Products - 0.9%
AGC Inc	24,900	939,054
Daikin Industries Ltd	34,500	4,997,493
		5,936,547
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co Ltd	47,300	857,654
Secom Co Ltd	51,800	2,231,340
TOPPAN Holdings Inc	28,900	810,381
		3,899,375
Construction & Engineering - 0.9%
Kajima Corp	51,800	1,730,858
Obayashi Corp	81,300	1,597,895
Shimizu Corp	63,200	930,988
Taisei Corp	18,600	1,506,646
		5,766,387
Electrical Equipment - 2.9%
Fuji Electric Co Ltd	18,000	1,570,848
Fujikura Ltd	197,100	5,001,680
Furukawa Electric Co Ltd	85,400	1,629,597
Mitsubishi Electric Corp	248,400	8,948,143
NIDEC CORP (c)	109,000	1,750,305
		18,900,573
Ground Transportation - 1.2%
Central Japan Railway Co	98,100	2,441,204
East Japan Railway Co	125,900	2,896,776
Hankyu Hanshin Holdings Inc	29,600	875,802
Seibu Holdings Inc	26,000	582,267
West Japan Railway Co	53,500	1,009,535
		7,805,584
Industrial Conglomerates - 2.9%
Hikari Tsushin Inc	2,300	562,389
Hitachi Ltd	577,500	18,924,996
		19,487,385
Machinery - 5.1%
Daifuku Co Ltd	40,900	1,506,601
Ebara Corp	59,700	2,026,672
FANUC Corp	121,900	4,912,022
IHI Corp	127,300	2,225,835
Kawasaki Heavy Industries Ltd	95,900	1,638,419
Komatsu Ltd	112,400	4,877,065
Kubota Corp	126,400	2,144,439
Makita Corp	28,300	911,554
MINEBEA MITSUMI Inc	43,300	986,120
Mitsubishi Heavy Industries Ltd	418,500	9,777,139
SMC Corp	7,100	3,067,628
		34,073,494
Marine Transportation - 0.7%
Kawasaki Kisen Kaisha Ltd (b)	45,900	817,885
Mitsui OSK Lines Ltd	43,900	1,621,751
Nippon Yusen KK	50,700	1,946,754
		4,386,390
Passenger Airlines - 0.1%
ANA Holdings Inc	20,900	408,214
Professional Services - 2.1%
Recruit Holdings Co Ltd	173,100	13,688,890
Trading Companies & Distributors - 6.8%
ITOCHU Corp	724,400	9,090,939
Marubeni Corp	184,300	5,956,702
Mitsubishi Corp	394,600	11,795,692
Mitsui & Co Ltd	308,600	9,469,170
Sumitomo Corp	530,500	5,506,571
Toyota Tsusho Corp	83,200	3,453,245
		45,272,319
TOTAL INDUSTRIALS		159,625,158
Information Technology - 17.5%
Electronic Equipment, Instruments & Components - 5.2%
Ibiden Co Ltd	30,400	3,041,302
Keyence Corp	24,600	12,339,041
Kyocera Corp	152,900	3,487,159
Murata Manufacturing Co Ltd	211,500	9,636,862
TDK Corp	247,500	4,759,046
Yokogawa Electric Corp	28,600	1,020,011
		34,283,421
IT Services - 2.0%
Fujitsu Ltd	221,500	5,105,414
NEC Corp	160,300	4,763,903
Nomura Research Institute Ltd	49,300	1,458,469
Obic Co Ltd	42,400	1,216,183
Otsuka Corp	29,900	616,973
		13,160,942
Semiconductors & Semiconductor Equipment - 9.4%
Advantest Corp	95,600	18,888,834
Disco Corp	11,300	4,039,009
Kioxia Holdings Corp (c)	41,000	11,428,194
Lasertec Corp	10,200	2,343,270
Renesas Electronics Corp	226,000	4,529,889
SCREEN Holdings Co Ltd	19,900	1,518,064
Tokyo Electron Ltd	58,500	19,558,733
		62,305,993
Technology Hardware, Storage & Peripherals - 0.9%
Canon Inc	104,500	2,908,770
FUJIFILM Holdings Corp	146,200	3,441,496
		6,350,266
TOTAL INFORMATION TECHNOLOGY		116,100,622
Materials - 3.8%
Chemicals - 2.6%
Asahi Kasei Corp	160,500	1,713,328
Mitsubishi Chemical Group Corp	155,600	1,145,037
Nippon Paint Holdings Co Ltd	123,800	934,187
Nippon Sanso Holdings Corp	22,700	816,048
Nitto Denko Corp	88,600	1,870,914
Resonac Holdings Corp	22,900	1,907,550
Shin-Etsu Chemical Co Ltd	213,900	7,625,566
Toray Industries Inc	167,200	1,201,040
		17,213,670
Metals & Mining - 1.2%
JFE Holdings Inc	75,100	852,094
JX Advanced Metals Corp	71,600	1,658,842
Mitsui Kinzoku Co Ltd	7,100	1,336,739
Nippon Steel Corp (b)	631,500	2,572,618
Sumitomo Metal Mining Co Ltd	31,300	1,573,308
		7,993,601
TOTAL MATERIALS		25,207,271
Real Estate - 1.9%
Office REITs - 0.1%
Nippon Building Fund Inc	978	824,950
Real Estate Management & Development - 1.8%
Daito Trust Construction Co Ltd	37,100	783,109
Daiwa House Industry Co Ltd	73,200	2,149,633
Hulic Co Ltd	60,200	661,884
Mitsubishi Estate Co Ltd	135,100	3,279,847
Mitsui Fudosan Co Ltd	323,900	3,155,245
Sumitomo Realty & Development Co Ltd	76,400	1,712,455
		11,742,173
TOTAL REAL ESTATE		12,567,123
Utilities - 1.0%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	86,600	1,499,486
Kansai Electric Power Co Inc/The	123,800	1,874,886
		3,374,372
Gas Utilities - 0.5%
Osaka Gas Co Ltd	44,200	1,516,454
Tokyo Gas Co Ltd	38,800	1,497,869
		3,014,323
TOTAL UTILITIES		6,388,695
TOTAL JAPAN		660,737,382
TOTAL COMMON STOCKS (Cost $398,582,971)		660,737,382

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $265,680)	3.64	266,000	265,734

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	256,474	256,525
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	3,310,169	3,310,500
TOTAL MONEY MARKET FUNDS (Cost $3,567,012)			3,567,025

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $402,415,663)	664,570,141
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,558,004)
NET ASSETS - 100.0%	662,012,137

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
OSE TOPIX Contracts (Japan)	5	9/2026	1,252,789	34,978

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $86,913.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	427,784	5,352,180	5,523,440	6,651	(12)	13	256,525	256,474
Fidelity Securities Lending Cash Central Fund	459,150	18,097,870	15,246,189	16,364	(331)	-	3,310,500	3,310,169
	886,934	23,450,050	20,769,629	23,015	(343)	13	3,567,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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